TYPE			13F-HR
PERIOD			12/31/01
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: december 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA   january  14, 2002
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$239,240

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3424   131700 SH       SOLE                   131700
Apartment Investment and Manag                  03748R101    11858   259300 SH       SOLE                   259300
Archstone Communities Trust                     039583109    13384   508885 SH       SOLE                   508885
Avalon Bay Communities                          053484101     4155    87831 SH       SOLE                    87831
Boston Properties                               101121101     8987   236500 SH       SOLE                   236500
Boykin Lodging Co.                              103430104      626    78600 SH       SOLE                    78600
Brandywine Realty Trust                         105368203     4966   235700 SH       SOLE                   235700
Camden Property Trust                           133131102     7186   195800 SH       SOLE                   195800
CarrAmerica Realty Corp.                        144418100    11405   378900 SH       SOLE                   378900
Chateau Communities, Inc.                       161726104     3400   113700 SH       SOLE                   113700
Crescent Equities, Inc.                         225756105     3742   206600 SH       SOLE                   206600
Equity Office Properties Trust                  294741103     9508   316091 SH       SOLE                   316091
Equity Residential Properties                   29476L107     8194   285400 SH       SOLE                   285400
Essex Property Trust, Inc.                      297178105     3147    63700 SH       SOLE                    63700
Felcor Suite Hotels, Inc.                       31430F101     1342    80300 SH       SOLE                    80300
First Industrial Realty Trust,                  32054K103     7417   238500 SH       SOLE                   238500
General Growth Properties                       370021107     5901   152100 SH       SOLE                   152100
Health Care Property Investors                  421915109     1825    50400 SH       SOLE                    50400
Home Properties of New York, I                  437306103    14751   466800 SH       SOLE                   466800
Hospitality Properties Trust                    44106M102     3443   116700 SH       SOLE                   116700
Host Marriott Corp                              44107P104     4395   488300 SH       SOLE                   488300
Innkeepers USA Trust                            4576J0104     1074   109600 SH       SOLE                   109600
JDN Realty Corporation                          465917102     3952   320500 SH       SOLE                   320500
Kimco Realty Corp.                              49446R109     7156   218900 SH       SOLE                   218900
Lasalle Hotel Properties                        517942108     3419   291200 SH       SOLE                   291200
Liberty Property Trust                          531172104     3806   127500 SH       SOLE                   127500
Macerich Company                                554382101     7485   281400 SH       SOLE                   281400
Mack Cali Realty Corporation                    554489104     1548    49900 SH       SOLE                    49900
Meristar Hospitality Corp                       58984Y103     5135   361600 SH       SOLE                   361600
Mills Corp                                      601148109     8593   324500 SH       SOLE                   324500
Pennsylvania REIT                               709102107     1160    50000 SH       SOLE                    50000
Prentiss Properties, Inc.                       740706106     5375   195800 SH       SOLE                   195800
Prologis Trust                                  743410102     8720   405400 SH       SOLE                   405400
Public Storage, Inc.                            74460D109     8901   266500 SH       SOLE                   266500
Realty Income Corp                              756109104     1582    53800 SH       SOLE                    53800
Regency Realty Corp.                            758849103     5611   202200 SH       SOLE                   202200
SL Green Realty                                 78440X101     1784    58100 SH       SOLE                    58100
Simon Property Group, Inc.                      828806109    11574   394600 SH       SOLE                   394600
Sun Communities, Inc.                           866674104     4179   112200 SH       SOLE                   112200
United Dominon Realty                           910197102     6749   468700 SH       SOLE                   468700
Vornado Realty Trust                            929042109     8382   201500 SH       SOLE                   201500